Income Taxes - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Net change in fair value of available-for-sale financial assets, before tax			₩ (77)
Remeasurements of net defined benefit liabilities (assets), before tax	₩ 5,690	₩ (16,260)	155,346
Foreign currency translation differences for foreign operations, before tax	(19,987)	(231,738)	(90,503)
Change in equity of equity method investee, before tax	57	1,346	(5,216)
Other comprehensive income, before tax	(14,240)	(246,652)	59,550
Net change in fair value of available-for-sale financial assets, tax benefit (expense)			19
Remeasurements of net defined benefit liabilities (assets), tax benefit (expense)	(1,169)	9,259	(37,594)
Foreign currency translation differences for foreign operations, tax benefit (expense)	0	0	0
Change in equity of equity method investee, tax benefit (expense)	0	0	0
Other comprehensive income, tax benefit (expense)	(1,169)	9,259	(37,575)
Net change in fair value of available-for-sale financial assets, net of tax			(58)
Remeasurements of net defined benefit liabilities (assets), net of tax	4,521	(7,001)	117,752
Foreign currency translation differences for foreign operations, net of tax	(19,987)	(231,738)	(90,503)
Change in equity of equity method investee, net of tax	57	1,346	(5,216)
Other comprehensive income (loss) for the year, net of income tax	₩ (15,409)	₩ (237,393)	₩ 21,975